Note 7 - Related Party Transactions	6 Months Ended
Feb. 28, 2015
Notes
Note 7 - Related Party Transactions

NOTE 7—RELATED PARTY TRANSACTIONS

As of August 31, 2014, the Company owed $-0- to related parties. During the six month period ended February 28, 2015, related parties made cash loans of $1,573,591 and paid for Company expenses of $89,408. The Company made cash repayments of $457,927, leaving an ending balance due of $1,205,072 due to related parties at February 28, 2015. All related party loans bear no interest, are unsecured and are due on demand.

The Company’s CEO, Kenneth Antos, has personally guaranteed virtually all the outstanding obligations due by the Company. This includes: virtually all of the outstanding notes payables on all loans; leases with the various landlords, and all of the Company's obligations to franchisors.